Consolidated Statements of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commissions, related party	$ 766,304	$ 612,998	$ 766,879
Vessel operating expenses, related party	392,731	417,523	342,395
Other general and administrative expenses, related party	$ 1,225,000	$ 1,165,000	$ 1,150,000